iShares®

iShares, Inc.

iShares Trust

iShares U.S. ETF Trust

Supplement dated March 7, 2022 (the “Supplement”)

to the Prospectus and/or Statement of Additional Information

(the “SAI”), as applicable, for each of the funds listed in Appendix A and Appendix B (each, a “Fund”)

The information in this Supplement updates information in, and should be read in conjunction with, each Fund’s Prospectus and/or SAI, as applicable.

Effective immediately, each Fund’s Prospectus and SAI, as applicable, is amended as follows:

The paragraph entitled “European Economic Risk” in the section of the Prospectus entitled “A Further Discussion of Other Risks” for each Fund listed in Appendix A is hereby deleted in its entirety and replaced with the following:

European Economic Risk. The Economic and Monetary Union (the “eurozone”) of the European Union (the “EU”) requires compliance by member states that are members of the eurozone with restrictions on inflation rates, deficits, interest rates and debt levels, as well as fiscal and monetary controls, each of which may significantly affect every country in Europe, including those countries that are not members of the eurozone. Additionally, European countries outside of the eurozone may present economic risks that are independent of the indirect effects that eurozone policies have on them. In particular, the United Kingdom’s (the “U.K.”) economy may be affected by global economic, industrial and financial shifts. Changes in imports or exports, changes in governmental or EU regulations on trade, changes in the exchange rate of the euro (the common currency of eurozone countries), the default or threat of default by an EU member state on its sovereign debt and/or an economic recession in an EU member state may have a significant adverse effect on the economies of other EU member states and their trading partners. The European financial markets have historically experienced volatility and adverse trends due to concerns about economic downturns or rising government debt levels in several European countries, including, but not limited to, Austria, Belgium, Cyprus, France, Greece, Ireland, Italy, Portugal, Spain and Ukraine. These events have adversely affected the exchange rate of the euro and may continue to significantly affect European countries.

Responses to financial problems by European governments, central banks and others, including austerity measures and reforms, may not produce the desired results, may result in social unrest, may limit future growth and economic recovery or may have other unintended consequences. Further defaults or restructurings by governments and other entities of their debt could have additional adverse effects on economies, financial markets and asset valuations around the world. In addition, one or more countries may abandon the euro and/or withdraw from the EU. The U.K. left the EU (“Brexit”) on January 31, 2020. The U.K. and EU have reached an agreement on the terms of their future trading relationship effective January 1, 2021, which principally relates to the trading of goods rather than services, including financial services. Further discussions are to be held between the U.K. and the EU in relation to matters not covered by the trade agreement, such as financial services. The Fund faces risks associated with the potential uncertainty and consequences that may follow Brexit, including with respect to volatility in exchange rates and interest rates. Brexit could adversely affect European or worldwide political, regulatory, economic or market conditions and could contribute to instability in global political institutions, regulatory agencies and financial markets. Brexit has also led to legal uncertainty and could lead to politically divergent national laws and regulations as a new relationship between the U.K. and EU is defined and the U.K. determines which EU laws to replace or replicate. Any of these effects of Brexit could adversely affect any of the companies to which the Fund has exposure and any other assets in which the Fund invests. The political, economic and legal consequences of Brexit are not yet fully known. In the short term, financial markets may experience heightened volatility, particularly those in the U.K. and Europe, but possibly worldwide. The U.K. and Europe may be less stable than they have been in recent years, and investments in the U.K. and the EU may be difficult to value or subject to greater or more frequent volatility. In the longer term, there is likely to be a period of significant political, regulatory and commercial uncertainty as the U.K. continues to negotiate the terms of its future trading relationships.

Secessionist movements, such as the Catalan movement in Spain and the independence movement in Scotland, as well as governmental or other responses to such movements, may also create instability and uncertainty in the region. In addition, the national politics of countries in the EU have been unpredictable and subject to influence by disruptive political groups and ideologies. The governments of EU countries may be subject to change and such countries may experience social and political unrest. Unanticipated or sudden political or social developments may result in sudden and significant investment losses.

The occurrence of terrorist incidents throughout Europe or war in the region could also impact financial markets. The impact of these events is not clear but could be significant and far-reaching and could adversely affect the value and liquidity of the Fund’s investments.

Russian Invasion of Ukraine. Russia launched a large-scale invasion of Ukraine on February 24, 2022. The extent and duration of the military action, resulting sanctions and resulting future market disruptions including declines in its stock markets and the value of the ruble against the U.S. dollar, in the region are impossible to predict, but could be significant. Any such disruptions caused by Russian military action or other actions (including cyberattacks and espionage) or resulting actual and threatened responses to such activity, including purchasing and financing restrictions, boycotts or changes in consumer or purchaser preferences, sanctions, tariffs or cyberattacks on Russian entities or individuals, including politicians, could have a severe adverse effect on the region, including significant negative impacts on the economy and the markets for certain securities and commodities, such as oil and natural gas, as well as other sectors. How long such military action and related events will last cannot be predicted. These and any related events could have significant impact on Fund performance and the value of an investment in the Fund.

The section entitled “Risk of Investing in Europe” in the SAI for each Fund listed in Appendix A and Appendix B is hereby deleted in its entirety and replaced with the following:

Risk of Investing in Europe. Investing in European countries may expose a Fund to the economic and political risks associated with Europe in general and the specific European countries in which it invests. The economies and markets of European countries are often closely connected and interdependent, and events in one European country can have an adverse impact on other European countries. A Fund makes investments in securities of issuers that are domiciled in, have significant operations in, or that are listed on at least one securities exchange within member states of the European Union (the “EU”). A number of countries within the EU are also members of the Economic and Monetary Union (the “eurozone”) and have adopted the euro as their currency. Eurozone membership requires member states to comply with restrictions on inflation rates, deficits, interest rates, debt levels and fiscal and monetary controls, each of which may significantly affect every country in Europe. Changes in import or export tariffs, changes in governmental or EU regulations on trade, changes in the exchange rate of the euro and other currencies of certain EU countries which are not in the eurozone, the default or threat of default by an EU member state on its sovereign debt, and/or an economic recession in an EU member state may have a significant adverse effect on the economies of other EU member states and their trading partners. Although certain European countries are not in the eurozone, many of these countries are obliged to meet the criteria for joining the eurozone.

Consequently, these countries must comply with many of the restrictions noted above. The European financial markets have experienced volatility and adverse trends due to concerns about economic downturns, rising government debt levels and the possible default of government debt in several European countries, including, but not limited to, Austria, Belgium, Cyprus, France, Greece, Ireland, Italy, Portugal, Spain and Ukraine. In order to prevent further economic deterioration, certain countries, without prior warning, can institute “capital controls.” Countries may use these controls to restrict volatile movements of capital entering and exiting their country. Such controls may negatively affect a Fund’s investments. A default or debt restructuring by any European country would adversely impact holders of that country’s debt and sellers of credit default swaps linked to that country’s creditworthiness, which may be located in countries other than those listed above. In addition, the credit ratings of certain European countries were downgraded in the past. These events have adversely affected the value and exchange rate of the euro and may continue to significantly affect the economies of every country in Europe, including countries that do not use the euro and non-EU member states. Responses to the financial problems by European governments, central banks and others, including austerity measures and reforms, may not produce the desired results, may result in social unrest and may limit future growth and economic recovery or have other unintended consequences. Further defaults or restructurings by governments and other entities of their debt could have additional adverse effects on economies, financial markets and asset valuations around the world. In addition, one or more countries may abandon the euro and/or withdraw from the EU. The impact of these actions, especially if they occur in a disorderly fashion, is not clear but could be significant and far-reaching and could adversely impact the value of a Fund’s investments in the region.

The United Kingdom (the “U.K.”) left the EU (“Brexit”) on January 31, 2020. The U.K. and EU reached an agreement on the terms of their future trading relationship effective January 1, 2021, which principally relates to the trading of goods rather than services, including financial services. Further discussions are to be held between the U.K. and the EU in relation to matters not covered by the trade agreement, such as financial services. A Fund faces risks associated with the potential uncertainty and consequences that may follow Brexit, including with respect to volatility in exchange rates and interest rates. Brexit could adversely affect European or worldwide political, regulatory, economic or market conditions and could contribute to instability in global political institutions, regulatory agencies and financial markets. Brexit has also led to legal uncertainty and could lead to politically divergent national laws and regulations as a new relationship between the U.K. and EU is defined and the U.K. determines which EU laws to replace or replicate. Any of these effects of Brexit could adversely affect any of the companies to which a Fund has exposure and any other assets in which a Fund invests. The political, economic and legal consequences of Brexit are not yet fully known. In the short term, financial markets may experience heightened volatility, particularly those in the U.K. and Europe, but possibly worldwide. The U.K. and Europe may be less stable than they have been in recent years, and investments in the U.K. and the EU may be difficult to value, or subject to greater or more frequent volatility. In the longer term, there is likely to be a period of significant political, regulatory and commercial uncertainty as the U.K. continues to negotiate the terms of its future trading relationships.

Certain European countries have also developed increasingly strained relationships with the U.S., and if these relations were to worsen, they could adversely affect European issuers that rely on the U.S. for trade. Secessionist movements, such as the Catalan movement in Spain and the independence movement in Scotland, as well as governmental or other responses to such movements, may also create instability and uncertainty in the region. In addition, the national politics of countries in the EU have been unpredictable and subject to influence by disruptive political groups and ideologies. The governments of EU countries may be subject to change and such countries may experience social and political unrest. Unanticipated or sudden political or social developments may result in sudden and significant investment losses. The occurrence of terrorist incidents throughout Europe or war in the region also could impact financial markets. The impact of these events is not clear but could be significant and far-reaching and could adversely affect the value and liquidity of a Fund’s investments.

Russian Invasion of Ukraine. Russia launched a large-scale invasion of Ukraine on February 24, 2022. The extent and duration of the military action, resulting sanctions and resulting future market disruptions, including declines in its stock markets and the value of the ruble against the U.S. dollar, in the region are impossible to predict, but could be significant. Any such disruptions caused by Russian military action or other actions (including cyberattacks and espionage) or resulting actual and threatened responses to such activity, including purchasing and financing restrictions, boycotts or changes in consumer or purchaser preferences, sanctions, tariffs or cyberattacks on Russian entities or individuals, including politicians could have a severe adverse effect on the region, including significant negative impacts on the economy and the markets for certain securities and commodities, such as oil and natural gas, as well as other sectors. How long such military action and related events will last cannot be predicted. These and any related events could have significant impact on Fund performance and the value of an investment in the Fund.

Appendix A

Supplement to the Prospectus dated June 29, 2021:

iShares ESG Aware 1-5 Year USD Corporate Bond ETF (SUSB)

iShares ESG Aware USD Corporate Bond ETF (SUSC)

iShares High Yield Bond Factor ETF (HYDB)

iShares iBoxx $ High Yield Corporate Bond ETF (HYG)

iShares iBoxx $ Investment Grade Corporate Bond ETF (LQD)

iShares Investment Grade Bond Factor ETF (IGEB)

Supplement to the Prospectus dated May 10, 2021:

iShares BBB Rated Corporate Bond ETF (LQDB)

Supplement to the Prospectus dated November 2, 2021:

iShares ESG Advanced Investment Grade Corporate Bond ETF (ELQD)

Supplement to the Prospectus dated July 30, 2021:

iShares Biotechnology ETF (IBB)

iShares Europe ETF (IEV)

iShares Global 100 ETF (IOO)

iShares Global Comm Services ETF (IXP)

iShares Global Consumer Discretionary ETF (RXI)

iShares Global Healthcare ETF (IXJ)

iShares Global Infrastructure ETF (IGF)

iShares Global Materials ETF (MXI)

iShares Global Tech ETF (IXN)

iShares Global Timber & Forestry ETF (WOOD)

iShares International Developed Small Cap Value Factor ETF (ISVL)

iShares Latin America 40 ETF (ILF)

iShares Semiconductor ETF (SOXX)

Supplement to the Prospectus dated July 30, 2021 (as revised October 18, 2021):

iShares Global Clean Energy ETF (ICLN)

Supplement to the Prospectus July 30, 2021 (as revised January 26, 2022):

iShares Global Consumer Staples ETF (KXI)

iShares Global Energy ETF (IXC)

iShares Global Financials ETF (IXG)

iShares Global Industrials ETF (EXI)

iShares Global Utilities ETF (JXI)

iShares International Developed Property ETF (WPS)

Supplement to the Prospectus dated September 1, 2021:

iShares Global REIT ETF (REET)

iShares International Select Dividend ETF (IDV)

iShares International Developed Real Estate ETF (IFGL)

Supplement to the Prospectus dated December 1, 2021:

iShares Core MSCI Europe ETF (IEUR)

iShares Core MSCI Pacific ETF (IPAC)

iShares Currency Hedged MSCI ACWI ex U.S. ETF (HAWX)

iShares Currency Hedged MSCI EAFE ETF (HEFA)

iShares Currency Hedged MSCI EAFE Small-Cap ETF (HSCZ)

iShares Cloud 5G and Tech ETF (IDAT)

iShares Core MSCI EAFE ETF (IEFA)

iShares Core MSCI International Developed Markets ETF (IDEV)

iShares Genomics Immunology and Healthcare ETF (IDNA)

iShares MSCI China A ETF (CNYA)

iShares Robotics and Artificial Intelligence Multisector ETF (IRBO)

iShares Self-Driving EV and Tech ETF (IDRV)

iShares Virtual Work and Life Multisector ETF (IWFH)

iShares MSCI EAFE ETF (EFA)

iShares MSCI EAFE Growth ETF (EFG)

iShares MSCI EAFE Min Vol Factor ETF (EFAV)

iShares MSCI EAFE Small-Cap ETF (SCZ)

iShares MSCI EAFE Value ETF (EFV)

iShares MSCI Europe Financials ETF (EUFN)

iShares MSCI Europe Small-Cap ETF (IEUS)

iShares MSCI Intl Momentum Factor ETF (IMTM)

iShares MSCI Intl Multifactor ETF (INTF)

iShares MSCI Intl Quality Factor ETF (IQLT)

iShares MSCI Intl Size Factor ETF (ISZE)

iShares MSCI Intl Small-Cap Multifactor ETF (ISCF)

iShares MSCI Intl Value Factor ETF (IVLU)

Supplement to the Prospectus dated December 1, 2021 (as revised December 20, 2021):

iShares Exponential Technologies ETF (XT)

Supplement to the Prospectus dated December 1, 2021 (as revised February 7, 2022):

iShares MSCI Kokusai ETF (TOK)

Supplement to the Prospectus dated December 30, 2021:

iShares ESG Aware MSCI EM ETF (ESGE)

iShares MSCI Austria ETF (EWO)

iShares MSCI Belgium ETF (EWK)

iShares MSCI BRIC ETF (BKF)

iShares MSCI Emerging Markets ETF (EEM)

iShares MSCI Emerging Markets ex China ETF (EMXC)

iShares MSCI Emerging Markets Min Vol Factor ETF (EEMV)

iShares MSCI Emerging Markets Multifactor ETF (EMGF)

iShares MSCI Eurozone ETF (EZU)

iShares MSCI France ETF (EWQ)

iShares MSCI Frontier and Select EM ETF (FM)

iShares MSCI Germany ETF (EWG)

iShares MSCI Global Agriculture Producers ETF (VEGI)

iShares MSCI Global Energy Producers ETF (FILL)

iShares MSCI Global Metals & Mining Producers ETF (PICK)

iShares MSCI Global Min Vol Factor ETF (ACWV)

iShares MSCI Hong Kong ETF (EWH)

iShares MSCI Israel ETF (EIS)

iShares MSCI Italy ETF (EWI)

iShares MSCI Netherlands ETF (EWN)

iShares MSCI Pacific ex Japan ETF (EPP)

iShares MSCI Russia ETF (ERUS)

iShares MSCI South Africa ETF (EZA)

iShares MSCI Spain ETF (EWP)

iShares MSCI Sweden ETF (EWD)

iShares MSCI Switzerland ETF (EWL)

iShares MSCI Turkey ETF (TUR)

iShares MSCI World ETF (URTH)

iShares ESG Advanced MSCI EAFE ETF (DMXF)

iShares ESG Aware MSCI EAFE ETF (ESGD)

iShares MSCI Denmark ETF (EDEN)

iShares MSCI Finland ETF (EFNL)

iShares MSCI Germany Small-Cap ETF (EWGS)

iShares MSCI Ireland ETF (EIRL)

iShares MSCI New Zealand ETF (ENZL)

iShares MSCI Norway ETF (ENOR)

iShares MSCI Poland ETF (EPOL)

iShares MSCI United Kingdom ETF (EWU)

iShares MSCI United Kingdom Small-Cap ETF (EWUS)

iShares MSCI Brazil Small-Cap ETF (EWZS)

iShares MSCI Global Sustainable Development Goals ETF (SDG)

iShares MSCI Qatar ETF (QAT)

iShares MSCI China Multisector Tech ETF (TCHI)

Supplement to the Prospectus dated December 30, 2021 (as revised January 6, 2022):

iShares Currency Hedged MSCI Eurozone ETF (HEZU)

iShares Currency Hedged MSCI Germany ETF (HEWG)

iShares Currency Hedged MSCI United Kingdom ETF (HEWU)

Supplement to the Prospectus dated March 1, 2022:

BlackRock Short Maturity Bond ETF (NEAR)

BlackRock Ultra Short-Term Bond ETF (ICSH)

iShares 0-5 Year High Yield Corporate Bond ETF (SHYG)

iShares 0-5 Year Investment Grade Corporate Bond ETF (SLQD)

iShares 1-3 Year International Treasury Bond ETF (ISHG)

iShares Aaa - A Rated Corporate Bond ETF (QLTA)

iShares BB Rated Corporate Bond ETF (HYBB)

iShares Bloomberg Roll Select Commodity Strategy ETF (CMDY)

iShares Broad USD High Yield Corporate Bond ETF (USHY)

iShares Core 1-5 Year USD Bond ETF (ISTB)

iShares Core International Aggregate Bond ETF (IAGG)

iShares ESG Advanced High Yield Corporate Bond ETF (HYXF)

iShares Fallen Angels USD Bond ETF (FALN)

iShares Floating Rate Bond ETF (FLOT)

iShares GSCI Commodity Dynamic Roll Strategy ETF (COMT)

iShares iBonds 2022 Term High Yield and Income ETF (IBHB)

iShares iBonds 2023 Term High Yield and Income ETF (IBHC)

iShares iBonds 2024 Term High Yield and Income ETF (IBHD)

iShares iBonds 2025 Term High Yield and Income ETF (IBHE)

iShares iBonds 2026 Term High Yield and Income ETF (IBHF)

iShares iBonds 2027 Term High Yield and Income ETF (IBHG)

iShares iBonds 2028 Term High Yield and Income ETF (IBHH)

iShares iBonds Dec 2022 Term Corporate ETF (IBDN)

iShares iBonds Dec 2023 Term Corporate ETF (IBDO)

iShares iBonds Dec 2024 Term Corporate ETF (IBDP)

iShares iBonds Dec 2025 Term Corporate ETF (IBDQ)

iShares iBonds Dec 2026 Term Corporate ETF (IBDR)

iShares iBonds Dec 2027 Term Corporate ETF (IBDS)

iShares iBonds Dec 2028 Term Corporate ETF (IBDT)

iShares iBonds Dec 2029 Term Corporate ETF (IBDU)

iShares iBonds Dec 2030 Term Corporate ETF (IBDV)

iShares iBonds Mar 2023 Term Corporate ETF (IBDD)

iShares iBonds Mar 2023 Term Corporate ex-Financials ETF (IBCE)

iShares Inflation Hedged Corporate Bond ETF (LQDI)

iShares Interest Rate Hedged Corporate Bond ETF (LQDH)

iShares Interest Rate Hedged Emerging Markets Bond ETF (EMBH)

iShares Interest Rate Hedged High Yield Bond ETF (HYGH)

iShares Interest Rate Hedged Long-Term Corporate Bond ETF (IGBH)

iShares Interest Rate Hedged Long-Term Corporate Bond ETF (IGBH)

iShares International High Yield Bond ETF (HYXU)

iShares International Treasury Bond ETF (IGOV)

iShares J.P. Morgan EM Corporate Bond ETF (CEMB)

iShares J.P. Morgan EM High Yield Bond ETF (EMHY)

iShares J.P. Morgan EM Local Currency Bond ETF (LEMB)

iShares J.P. Morgan USD Emerging Markets Bond ETF (EMB)

iShares US & Intl High Yield Corp Bond ETF (GHYG)

iShares USD Green Bond ETF (BGRN)

iShares Yield Optimized Bond ETF (BYLD)

Appendix B

Supplement to the SAI dated May 10, 2021 (as revised October 29, 2021):

iShares BBB Rated Corporate Bond ETF (LQDB)

Supplement to the SAI dated June 29, 2021 (as revised January 5, 2022)

iShares Core U.S. Aggregate Bond ETF (AGG)

iShares iBoxx $ Investment Grade Corporate Bond ETF (LQD)

iShares 1-5 Year Investment Grade Corporate Bond ETF (IGSB)

iShares 5-10 Year Investment Grade Corporate Bond ETF (IGIB)

iShares 10+ Year Investment Grade Corporate Bond ETF (IGLB)

iShares Broad USD Investment Grade Corporate Bond ETF (USIG)

iShares Core 10+ Year USD Bond ETF (ILTB)

iShares Government/Credit Bond ETF (GBF)

iShares iBoxx $ High Yield Corporate Bond ETF (HYG)

iShares Intermediate Government/Credit Bond ETF (GVI)

iShares Core 5-10 Year USD Bond ETF (IMTB)

iShares ESG Aware 1-5 Year USD Corporate Bond ETF (SUSB)

iShares ESG Aware U.S. Aggregate Bond ETF (EAGG)

iShares ESG Aware USD Corporate Bond ETF (SUSC)

iShares ESG Advanced Total USD Bond Market ETF (EUSB)

iShares High Yield Bond Factor ETF (HYDB)

iShares Investment Grade Bond Factor ETF (IGEB)

Supplement to the SAI dated July 30, 2021 (as revised January 26, 2022):

iShares Europe ETF (IEV)

iShares Biotechnology ETF (IBB)

iShares Semiconductor ETF (SOXX)

iShares Global Infrastructure ETF (IGF)

iShares International Developed Property ETF (WPS)

iShares International Developed Small Cap Value Factor ETF (ISVL)

iShares Global Financials ETF (IXG)

iShares Global Energy ETF (IXC)

iShares Global Consumer Staples ETF (KXI)

iShares Global Industrials ETF (EXI)

iShares Global Utilities ETF (JXI)

iShares Emerging Markets Infrastructure ETF (EMIF)

iShares Global 100 ETF (IOO)

iShares Global Clean Energy ETF (ICLN)

iShares Global Comm Services ETF (IXP)

iShares Global Consumer Discretionary ETF (RXI)

iShares Global Healthcare ETF (IXJ)

iShares Global Materials ETF (MXI)

iShares Global Tech ETF (IXN)

iShares Global Timber & Forestry ETF (WOOD)

iShares International Dividend Growth ETF (IGRO)

Supplement to the SAI dated September 1, 2021 (as revised January 3, 2022):

iShares International Developed Real Estate ETF (IFGL)

Supplement to the SAI dated September 1, 2021 (as revised September 10, 2021):

iShares Global REIT ETF (REET)

iShares International Select Dividend ETF (IDV)

Supplement to the SAI dated October 4, 2021 (as revised October 28, 2021):

iShares USD Bond Factor ETF (USBF)

Supplement to the SAI dated November 2, 2021:

iShares ESG Advanced Investment Grade Corporate Bond ETF (ELQD)

Supplement to the SAI dated December 1, 2021 (as revised January 19,2022):

iShares Core Conservative Allocation ETF (AOK)

iShares Core Moderate Allocation ETF (AOM)

iShares Core Growth Allocation ETF (AOR)

iShares Core Aggressive Allocation ETF (AOA)

Supplement to the SAI dated December 1, 2021:

iShares Core MSCI Europe ETF (IEUR)

iShares Morningstar Multi-Asset Income ETF (IYLD)

iShares MSCI Kokusai ETF (TOK)

Supplement to the SAI dated December 1, 2021 (as revised December 20, 2021):

iShares Core MSCI EAFE ETF (IEFA)

iShares Core MSCI International Developed Markets ETF (IDEV)

iShares Core MSCI Total International Stock ETF (IXUS)

iShares Cybersecurity and Tech ETF (IHAK)

iShares Exponential Technologies ETF (XT)

iShares Genomics Immunology and Healthcare ETF (IDNA)

iShares MSCI ACWI ETF (ACWI)

iShares MSCI ACWI ex U.S. ETF (ACWX)

iShares MSCI ACWI Low Carbon Target ETF (CRBN)

iShares MSCI Global Multifactor ETF (ACWF)

iShares Robotics and Artificial Intelligence Multisector ETF (IRBO)

iShares Self-Driving EV and Tech ETF (IDRV)

iShares Cloud 5G and Tech ETF (IDAT)

Supplement to the SAI dated December 1, 2021 (as revised January 3, 2022):

iShares MSCI EAFE ETF (EFA)

iShares MSCI EAFE Growth ETF (EFG)

iShares MSCI EAFE Min Vol Factor ETF (EFAV)

iShares MSCI EAFE Small-Cap ETF (SCZ)

iShares MSCI EAFE Value ETF (EFV)

iShares MSCI Europe Financials ETF (EUFN)

iShares MSCI Europe Small-Cap ETF (IEUS)

iShares MSCI Intl Momentum Factor ETF (IMTM)

iShares MSCI Intl Multifactor ETF (INTF)

iShares MSCI Intl Quality Factor ETF (IQLT)

iShares MSCI Intl Size Factor ETF (ISZE)

iShares MSCI Intl Small-Cap Multifactor ETF (ISCF)

iShares MSCI Intl Value Factor ETF (IVLU)

Supplement to the SAI dated December 1, 2021 (as revised January 19, 2022):

iShares Currency Hedged MSCI ACWI ex U.S. ETF (HAWX)

iShares Currency Hedged MSCI EAFE ETF (HEFA)

iShares Currency Hedged MSCI EAFE Small-Cap ETF (HSCZ)

iShares ESG Aware Aggressive Allocation ETF (EAOA)

iShares ESG Aware Conservative Allocation ETF (EAOK)

iShares ESG Aware Growth Allocation ETF (EAOR)

iShares ESG Aware Moderate Allocation ETF (EAOM)

Supplement to the SAI dated December 30, 2021 (as revised January 5, 2022):

iShares Currency Hedged MSCI Emerging Markets ETF (HEEM)

Supplement to the SAI dated December 30, 2021):

iShares Currency Hedged MSCI Eurozone ETF (HEZU)

iShares Currency Hedged MSCI Germany ETF (HEWG)

iShares Currency Hedged MSCI United Kingdom ETF (HEWU)

Supplement to the SAI dated December 30, 2021:

iShares Core MSCI Emerging Markets ETF (IEMG)

iShares ESG Advanced MSCI EM ETF (EMXF)

iShares ESG Aware MSCI EM ETF (ESGE)

iShares ESG MSCI EM Leaders ETF (LDEM)

iShares MSCI Argentina and Global Exposure ETF (AGT)

iShares MSCI Austria ETF (EWO)

iShares MSCI Belgium ETF (EWK)

iShares MSCI BRIC ETF (BKF)

iShares MSCI Colombia ETF (ICOL)

iShares MSCI Emerging Markets ETF (EEM)

iShares MSCI Emerging Markets Min Vol Factor ETF (EEMV)

iShares MSCI Emerging Markets Multifactor ETF (EMGF)

iShares MSCI Emerging Markets Small-Cap ETF (EEMS)

iShares MSCI Eurozone ETF (EZU)

iShares MSCI France ETF (EWQ)

iShares MSCI Frontier and Select EM ETF (FM)

iShares MSCI Germany ETF (EWG)

iShares MSCI Global Agriculture Producers ETF (VEGI)

iShares MSCI Global Energy Producers ETF (FILL)

iShares MSCI Global Gold Miners ETF (RING)

iShares MSCI Global Metals & Mining Producers ETF (PICK)

iShares MSCI Global Min Vol Factor ETF (ACWV)

iShares MSCI Global Silver and Metals Miners ETF (SLVP)

iShares MSCI Global Sustainable Development Goals ETF (SDG)

iShares MSCI Hong Kong ETF (EWH)

iShares MSCI Italy ETF (EWI)

iShares MSCI Netherlands ETF (EWN)

iShares MSCI Peru ETF (EPU)

iShares MSCI South Africa ETF (EZA)

iShares MSCI Spain ETF (EWP)

iShares MSCI Sweden ETF (EWD)

iShares MSCI Switzerland ETF (EWL)

iShares MSCI Turkey ETF (TUR)

iShares MSCI World ETF (URTH)

Supplement to the SAI dated December 30, 2021 (as revised February 7, 2022):

iShares MSCI Ireland ETF (EIRL)

iShares MSCI Poland ETF (EPOL)

iShares MSCI Denmark ETF (EDEN)

iShares MSCI Finland ETF (EFNL)

iShares MSCI Germany Small-Cap ETF (EWGS)

iShares MSCI Norway ETF (ENOR)

iShares MSCI United Kingdom Small-Cap ETF (EWUS)

iShares ESG Advanced MSCI EAFE ETF (DMXF)

iShares ESG Aware MSCI EAFE ETF (ESGD)

iShares MSCI United Kingdom ETF (EWU)

Supplement to the SAI dated March 1, 2022:

iShares Bloomberg Roll Select Commodity Strategy ETF (CMDY)

iShares GSCI Commodity Dynamic Roll Strategy ETF (COMT)

iShares Inflation Hedged Corporate Bond ETF (LQDI)

iShares Interest Rate Hedged Corporate Bond ETF (LQDH)

iShares Interest Rate Hedged High Yield Bond ETF (HYGH)

iShares Interest Rate Hedged Emerging Markets Bond ETF (EMBH)

iShares Interest Rate Hedged Long-Term Corporate Bond ETF (IGBH)

BlackRock Short Maturity Bond ETF (NEAR)

BlackRock Ultra Short-Term Bond ETF (ICSH)

iShares International High Yield Bond ETF (HYXU)

iShares J.P. Morgan EM Corporate Bond ETF (CEMB)

iShares J.P. Morgan EM High Yield Bond ETF (EMHY)

iShares US & Intl High Yield Corp Bond ETF (GHYG)

iShares J.P. Morgan EM Local Currency Bond ETF (LEMB)

iShares Core Total USD Bond Market ETF (IUSB)

iShares iBonds 2022 Term High Yield and Income ETF (IBHB)

iShares iBonds 2023 Term High Yield and Income ETF (IBHC)

iShares iBonds 2024 Term High Yield and Income ETF (IBHD)

iShares iBonds 2025 Term High Yield and Income ETF (IBHE)

iShares iBonds 2026 Term High Yield and Income ETF (IBHF)

iShares iBonds Dec 2022 Term Corporate ETF (IBDN)

iShares iBonds Dec 2023 Term Corporate ETF (IBDO)

iShares iBonds Dec 2024 Term Corporate ETF (IBDP)

iShares iBonds Dec 2025 Term Corporate ETF (IBDQ)

iShares iBonds Dec 2026 Term Corporate ETF (IBDR)

iShares iBonds Dec 2027 Term Corporate ETF (IBDS)

iShares iBonds Dec 2028 Term Corporate ETF (IBDT)

iShares iBonds Dec 2029 Term Corporate ETF (IBDU)

iShares iBonds Dec 2030 Term Corporate ETF (IBDV)

iShares iBonds Mar 2023 Term Corporate ETF (IBDD)

iShares iBonds 2027 Term High Yield and Income ETF (IBHG)

iShares iBonds 2028 Term High Yield and Income ETF (IBHH)

iShares iBonds 2029 Term High Yield and Income ETF (IBHI)

iShares iBonds Dec 2031 Term Corporate ETF (IBDW)

iShares iBonds Dec 2031 Term Treasury ETF (IBTL)

iShares iBonds Mar 2023 Term Corporate ex-Financials ETF (IBCE)

iShares 0-5 Year High Yield Corporate Bond ETF (SHYG)

iShares 0-5 Year Investment Grade Corporate Bond ETF (SLQD)

iShares BB Rated Corporate Bond ETF (HYBB)

iShares Broad USD High Yield Corporate Bond ETF (USHY)

iShares Core International Aggregate Bond ETF (IAGG)

iShares ESG Advanced High Yield Corporate Bond ETF (HYXF)

iShares Fallen Angels USD Bond ETF (FALN)

iShares USD Green Bond ETF (BGRN)

iShares U.S. Fixed Income Balanced Risk Factor ETF (FIBR)

iShares 1-3 Year International Treasury Bond ETF (ISHG)

iShares Aaa - A Rated Corporate Bond ETF (QLTA)

iShares Floating Rate Bond ETF (FLOT)

iShares International Treasury Bond ETF (IGOV)

iShares J.P. Morgan USD Emerging Markets Bond ETF (EMB)

iShares Core 1-5 Year USD Bond ETF (ISTB)

iShares Yield Optimized Bond ETF (BYLD)

If you have any questions, please call 1-800-iShares (1-800-474-2737).

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